ACCOUNTS PAYABLE (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS PAYABLE
Accrued payables	239,773	262,117
Accounts payable - trade	111,233	115,040
Total accounts payable	351,006	377,157